Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 10/1/2024 10:03:27 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment